Borrowings - Senior and Ship Mortgage Notes Navios Holdings and Navios Logistics (Details) € in Thousands, $ in Thousands	3 Months Ended	8 Months Ended		9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Aug. 26, 2019 USD ($)	Aug. 26, 2019 EUR (€)	Sep. 30, 2018 USD ($)	Oct. 31, 2016 USD ($)	Nov. 29, 2013	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 29, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)
Debt Instrument [Line Items]
Gain/ (Loss) on bond and debt extinguishment							$ 47,430	$ 6,464	$ (981)
Restricted cash							736	12,892
Amount outstanding							1,581,756	1,843,912
Navios Holdings
Debt Instrument [Line Items]
Amount outstanding							$ 1,061,397	1,083,139
2022 Senior Secured Notes
Debt Instrument [Line Items]
Issuance date/Date of agreement							Nov. 21, 2017
Face amount at issuance date							$ 305,000
Fixed interest rate							11.25%				11.25%
Debt instrument, issuance price percentage							97.00%
Gain/ (Loss) on bond and debt extinguishment									$ (2,695)
2022 Senior Secured Notes | Upon occurrence of certain change of control events
Debt Instrument [Line Items]
Redemption price percentage							101.00%
Senior Notes due 2019
Debt Instrument [Line Items]
Issuance date/Date of agreement							Jan. 28, 2011
Face amount at issuance date							$ 350,000
Fixed interest rate							8.125%				8.125%
Repurchase of notes					$ 58,906
Repurchase of senior notes - cash consideration					30,671
Gain/ (Loss) on bond and debt extinguishment					$ 27,670
2022 Notes
Debt Instrument [Line Items]
Issuance date/Date of agreement							Nov. 29, 2013
Face amount at issuance date							$ 650,000
Fixed interest rate							7.375%				7.375%
Repurchase of notes	$ 20,782			$ 35,661			$ 81,235
Repurchase of senior notes - cash consideration	9,443			28,796			$ 50,683
Gain/ (Loss) on bond and debt extinguishment	$ 11,204			$ 6,464
Restricted cash								7,000		$ 5,971		$ 10,129	$ 7,410	$ 14,000
Debt Instrument Collateral						23 dry bulk vessels
2022 Notes | Upon occurrence of certain change of control events
Debt Instrument [Line Items]
Redemption price percentage							101.00%
2022 Logistics Senior Notes | Navios Logistics
Debt Instrument [Line Items]
Issuance date/Date of agreement							Apr. 22, 2014
Face amount at issuance date							$ 375,000
Fixed interest rate							7.25%				7.25%
Maturity date							May 01, 2022
Repurchase of notes							$ 35,500
Repurchase of senior notes - cash consideration							$ 17,642
2022 Logistics Senior Notes | Navios Logistics | On or after May 1, 2019
Debt Instrument [Line Items]
Redemption price percentage							101.813%
2022 Logistics Senior Notes | Navios Logistics | Upon occurrence of certain change of control events
Debt Instrument [Line Items]
Redemption price percentage							101.00%
2022 Senior Secured Notes and 2022 Notes
Debt Instrument [Line Items]
Gain/ (Loss) on bond and debt extinguishment							$ 47,430
Navios Logistics BBVA Loan Facility | Navios Logistics
Debt Instrument [Line Items]
Issuance date/Date of agreement							Dec. 15, 2016
Face amount at issuance date							$ 25,000
Loan margin percentage							3.25%
Interest rate							LIBOR (180 days) plus 325 basis points
Number of repayment installments							20
Repayment frequency							quarterly
Amount outstanding							$ 14,275	19,300
Navios Logistics New BBVA Loan Facility | Navios Logistics
Debt Instrument [Line Items]
Issuance date/Date of agreement							Feb. 14, 2020
Face amount at issuance date							$ 25,000
Loan margin percentage							3.25%
Interest rate							LIBOR (180 days) plus 325 basis points
Maturity date							Mar. 31, 2022
Repayment frequency							quarterly
Navios Logistics Alpha Bank Loan | Navios Logistics
Debt Instrument [Line Items]
Issuance date/Date of agreement							May 18, 2017
Face amount at issuance date							$ 14,000
Number of vessels financed							2				2
Loan margin percentage							3.15%
Interest rate							LIBOR (90 days) plus 315 basis points
Number of repayment installments							20
Repayment frequency							quarterly
Amount outstanding							$ 10,500	11,900
Balloon payment on the last repayment date							$ 7,000
Navios Logistics Credit agreement | Navios Logistics
Debt Instrument [Line Items]
Issuance date/Date of agreement							Aug. 17, 2018
Face amount at issuance date							$ 6,781				€ 6,200
Fixed interest rate							6.75%				6.75%
Maturity date							Aug. 17, 2020
Number of repayment installments							24
Repayment frequency							monthly
Amount outstanding							$ 0	5,909
Repayment of debt		$ 3,472	€ 3,100
Navios Logistics Term Loan B Facility | Navios Logistics
Debt Instrument [Line Items]
Issuance date/Date of agreement							Nov. 03, 2017
Face amount at issuance date							$ 100,000
Loan margin percentage							4.75%
Interest rate							LIBOR plus 475 basis points
Duration of loan							4 years
Debt amortization percentage							1.00%
Amount outstanding							$ 98,000	99,000
Debt Instrument Collateral							4 tanker vessels
Navios Logistics Notes Payable | Navios Logistics
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity							$ 41,964
Debt finance costs							$ 5,949
Interest rate							six-month LIBOR
Number of repayment installments							16
Repayment frequency							semi-annual
Amount outstanding							$ 22,469	26,875
Other long-term loans | Navios Logistics
Debt Instrument [Line Items]
Line of credit facility issuance date							Oct. 29, 2009
Fixed interest rate							6.00%				6.00%
Line of credit facility maximum borrowing capacity							$ 817
Repayment frequency							monthly
Amount outstanding							$ 115	$ 184
Repayment installment							$ 6